Other Liabilities (Details) - Schedule of Other Current Liabilities ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Other Current Liabilities [Abstract]
Derivative liability	₨ 2,499	$ 32.9	₨ 961
Provision for employee benefits	11	0.1	8
Provision for SAR to employees	844	11.1	95
Payable to statutory authorities	291	3.8	126
Other payables	1,364	18.1	737
Total	₨ 5,009	$ 66.0	₨ 1,927